Segment Reporting and Geographic Information (Tables)	12 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Schedule of segment reporting information by segment

Segment Information

Period ended September 30, 2017

	Server Based Gaming	Virtual Sports	Corporate Functions	Total
Revenue:
Service	$74,072	$33,424	$—	$107,496
Hardware	15,048	—	—	15,048
Total revenue	89,120	33,424	—	122,544
Cost of sales, excluding depreciation and amortization:
Cost of service	(11,688)	(4,157)	—	(15,845)
Cost of hardware	(10,839)	—	—	(10,839)
Selling, general and administrative expenses	(15,569)	(6,168)	(36,564)	(58,301)
Stock-based compensation expense	(231)	(261)	(3,743)	(4,235)
Acquisition related transaction expenses	—	—	(11,411)	(11,411)
Depreciation and amortization	(26,367)	(5,587)	(1,856)	(33,810)
Segment operating income (loss)	24,426	17,251	(53,574)	(11,897)

Net operating loss				$(11,897)

Revenue from major customers:
Customer 1	$31,110	$1,142	$—	$32,252
Customer 2	12,273	525	—	12,798
Total revenue from major customers	$43,383	$1,667	$—	$45,050

Total assets at September 30, 2017	$113,692	$75,975	$29,356	$219,023

Total goodwill at September 30, 2017	$—	$47,076	$—	$47,076

Total capital expenditures for the period ended September 30, 2017	$22,921	$7,039	$2,768	$32,728

Period ended September 24, 2016

	Server Based Gaming	Virtual Sports	Corporate Functions	Total
Revenue:
Service	$78,912	$33,288	$—	$112,200
Hardware	7,573	—	—	7,573
Total revenue	86,485	33,288	—	119,773
Cost of sales, excluding depreciation and amortization:
Cost of service	(12,317)	(4,308)	—	(16,625)
Cost of hardware	(3,789)	—	—	(3,789)
Selling, general and administrative expenses	(19,128)	(7,050)	(34,495)	(60,673)
Acquisition related transaction expenses	—	—	(4,959)	(4,959)
Depreciation and amortization	(26,678)	(6,402)	(1,930)	(35,010)
Segment operating income (loss)	24,573	15,528	(41,384)	(1,283)

Net operating loss				$(1,283)

Revenue from major customers:
Customer 1	$33,681	$971	$—	$34,652
Customer 2	12,876	192	—	13,068
Total revenue from major customers	$46,557	$1,163	$—	$47,720

Total assets at September 24, 2016	$104,117	$77,282	$8,471	$189,870

Total goodwill at September 24, 2016	$—	$45,705	$—	$45,705

Total capital expenditures for the period ended September 24, 2016	$15,811	$7,158	$2,703	$25,672

Period ended September 26, 2015

	Server Based Gaming	Virtual Sports	Corporate Functions	Total
Revenue:
Service	$88,139	$27,186	$—	$115,325
Hardware	12,248	—	—	12,248
Total revenue	100,387	27,186	—	127,573
Cost of sales, excluding depreciation and amortization:
Cost of service	(11,895)	(4,586)	—	(16,481)
Cost of hardware	(7,746)	—	—	(7,746)
Selling, general and administrative expenses	(22,017)	(6,691)	(35,997)	(64,705)
Acquisition related transaction expenses	—	—	(524)	(524)
Depreciation and amortization	(33,415)	(3,952)	(2,019)	(39,386)
Segment operating income (loss)	25,314	11,957	(38,540)	(1,269)

Net operating loss				$(1,269)

Revenue from major customers:
Customer 1	$36,302	$1,070	$—	$37,372
Customer 2	13,296	110	—	13,406
Total revenue from major customers	$49,598	$1,180	$—	$50,778

Total assets at September 26, 2015	$135,841	$94,017	$10,082	$239,940

Total goodwill at September 26, 2015	$—	$53,442	$—	$53,442

Total capital expenditures for the period ended September 26, 2015	$44,731	$5,923	$1,751	$52,405

Schedule of revenue from external customers and long-lived assets by geographical area

Geographic Information

Geographic information for revenue is set forth below:

	September 30, 2017	September 24, 2016	September 26, 2015
Total revenue
UK	$79,991	$87,885	$95,760
Italy	16,598	21,260	20,674
Greece	11,668	—	1,861
Rest of world	14,287	10,628	9,278
Total	$122,544	$119,773	$127,573

Geographic information of our non-current assets excluding goodwill is set forth below:

	September 30, 2017	September 24, 2016
Total non-current assets, excluding goodwill
UK	$68,069	$73,033
Italy	5,761	7,737
Greece	20,728	9,653
Rest of world	14,189	9,002
Total	$108,747	$99,425